16. OTHER NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Summary of other non-financial assets
	As of December 31, 2017		As of December 31, 2016
	Current	Non-current	Current	Non-current
Non-financial assets	ThCh$	ThCh$	ThCh$	ThCh$
Other prepaid expenses	3,331,553	3,792,595	3,338,598	3,889,602
Prepaid insurance	1,394,215	—	1,635,803	—
Prepaid advertising	1,436,479	—	1,217,504	—
Prepaid leases	354,166	435,343	1,008,378	575,747
Other	419,176	—	298,243	1,939
Total	6,935,589	4,227,938	7,498,526	4,467,288